Employee Expenses (Details) - Schedule of Employee Expenses - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Employee Expenses [Abstract]
Salaries and wages		$ 5,327,193	$ 3,429,019
Superannuation contributions		489,507	322,219
Share based payments	[1]	105,000	7,452,583
Employment taxes and insurances	[2]	(142,380)	435,089
Other employment expenses		83,379	123,400
Total employee expenses		$ 5,862,699	$ 11,762,310

[1]	The fair value of equity settled transactions with employees, directors and suppliers is apportioned over the period from grant date to vesting date. See Note 31 for details of transactions vesting within the financial year.
[2]	The employment taxes and insurances are negative due to the refund of $249,253.86 that was received at 23 December 2022 for the overpayment of the prior year.